FINANCIAL INSTRUMENTS - Schedule of Financial Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 464,113,275	$ 441,936,034
Cash and banks
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,760,886	10,490,878
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	81,240	84,223
Financial assets at fair value through profit or loss	21,573,537	676,741
Accounts receivable and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 92,287,138	$ 77,859,992